Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Note U - Subsequent Events
Sale of Manitoba Harvest
On February 19, 2019, the Company, as majority shareholder of Manitoba Harvest and as Shareholder Representative, entered into a definitive agreement (the “Arrangement Agreement”) with Tilray, Inc. ("Tilray"), the other shareholders of Manitoba Harvest and a wholly-owned subsidiary of Tilray, 1197879 B.C. Ltd. (“Tilray Subco”), to sell to Tilray, through Tilray Subco, all of the issued and outstanding securities of Manitoba Harvest for total consideration of up to C$419 million.
On February 28, 2019, Tilray Subco completed the acquisition of all the issued and outstanding securities of Manitoba Harvest pursuant to the Arrangement Agreement. Subject to certain customary adjustments, the shareholders of Manitoba Harvest, including the Company, received or will receive the following from Tilray as consideration for their shares of Manitoba Harvest: (a) C$150 million in cash to the holders of preferred shares of Manitoba Harvest and the holders of common shares of Manitoba Harvest (“Common Holders”) and C$127.5 million in shares of class 2 Common Stock of Tilray (“Common Stock”) to the Common Holders on the closing date of the sale (the “Closing Date Consideration”), (b) C$50 million in cash and C$42.5 million in Common Stock to the Common Holders on the date that is six months after the closing date of the Arrangement (the “Deferred Consideration”) and (c) C$49 million in Common Stock to the Common Holders, which amount may be reduced, potentially to zero, if Manitoba Harvest fails to attain certain levels of U.S. branded gross sales of edible or topical products containing broad spectrum hemp extracts or cannabidiols prior to December 31, 2019.
The cash portion of the Closing Date Consideration was reduced by the amount of the net indebtedness (including accrued interest) of Manitoba Harvest on the closing date of C$71.3 million ($53.7 million) and transaction expenses of approximately $5 million.